Cover	12 Months Ended
Dec. 31, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-42862
Entity Registrant Name	KNOREX LTD.
Entity Central Index Key	0001982960
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	#04-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	058267
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0005 per share
Trading Symbol	KNRX
Security Exchange Name	NYSEAMER
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Contact Personnel Name	21 Merchant Road
ICFR Auditor Attestation Flag	false
Document fin stmt error correction flag	false
Auditor Firm ID	6783
Auditor Name	Assentsure PAC
Auditor Location	Singapore
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	25,642,538
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding | shares	4,780,575
Entity Listing, Par Value Per Share | $ / shares	$ 0.0005
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	#04-01
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	058267
City Area Code	+65
Local Phone Number	6956-7483
Contact Personnel Name	21 Merchant Road
Contact Personnel Email Address	michael.sun@knorex.com